SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The unaudited condensed consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the Group, the accompanying unaudited condensed financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2026, and its results of operations for the six months ended June 30, 2025 and 2026, and cash flows for the six months ended June 30, 2025 and 2026. The condensed balance sheet as of December 31, 2025, was derived from audited annual financial statements. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with audited consolidated financial statements and accompanying notes in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025. The consolidated results of operations for any interim period are not necessarily indicative of the results to be expected for the full year or for any other future years or interim periods.

(b)	Consolidation

The Group’s unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiaries are the primary beneficiaries. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s unaudited condensed consolidated financial statements include sales returns, inventory valuation, product warranties, variable consideration, share-based compensation, allowance for credit losses, and the valuation allowance for deferred tax assets. Actual results could differ from those estimates, and such differences may be material to the unaudited condensed consolidated financial statements.

(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong and British Virgin Islands are United States dollar (“US$”), while the functional currency of the Group’s entities in the PRC is RMB, which is their respective local currency. In the unaudited condensed consolidated financial statements, the financial information of the Company and its subsidiaries in Hong Kong and British Virgin Islands, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, and incomes are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive loss in the statements of comprehensive income (loss).

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in Foreign currency translation adjustment in the unaudited condensed consolidated statements of comprehensive income (loss).

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Convenience translation

Translations of balances in the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of comprehensive income (loss) and unaudited condensed consolidated statements of cash flows from RMB into US$ as of and for the six months ended June 30, 2026 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1.00 = RMB6.7851 on June 30, 2026 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2026, or at any other rate.

(f)	Accounts receivable

Accounts receivable are stated at the historical carrying amount net of allowance for credit losses. On January 1, 2020, the Group adopted ASC326, “Financial Instruments—Credit Losses” using modified retrospective transition approach. The Group provides an allowance against accounts receivable to the amount management reasonably believe will be collected. The Group writes off trade receivable when they are deemed uncollectible.

The Group maintains an allowance for credit losses which reflects its best estimate of amounts that potentially will not be collected. Accounts receivable have been grouped based on shared credit risk characteristics and days past due to estimate, taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors.

(g)	Revenue recognition

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”) and subsequently, the FASB issued several amendments which amend certain aspects of the guidance in ASC 2014-09 (ASU No. 2014-09 and the related amendments are collectively referred to as “ASC 606”). According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group will enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities. The Group adopted ASC 606 for all periods presented.

The Group’s revenue is primarily derived from (i) Home water systems, which are composed of smart water purification systems, kettles and heaters, (ii) consumable products complementary to the Group’s Home water systems, such as water purifier filters, (iii) Kitchen appliances and others. Refer to Note 14 to the unaudited condensed consolidated financial statements for disaggregation of the Group’s revenue by type of product and service for the six months ended June 30, 2025 and 2026.

1)	The Group conducts its business through various contractual arrangements.

a)	Sales to Xiaomi

The Group generated a substantial portion of its revenues from sales of products to Xiaomi.

Under the cooperation agreement entered into between the Group and Xiaomi, the Group is responsible for design, research, development, production, and delivery of designated products using the brand name of “Xiaomi” (“Xiaomi-branded products”). Xiaomi is responsible for commercial distributions and sales. Revenue is recognized upon acceptance by this customer, which is considered at the time the control of the products is transferred to Xiaomi.

For a majority of types of products sold to this customer, the selling price is a fixed amount as agreed by both parties. For other types of products sold to this customer, the sales arrangement includes two installment payments. The first installment is priced to recover the costs incurred by the Group in developing, producing, and shipping the products to this customer and is payable to the Group upon acceptance by the customer after delivery. The Group is also entitled to receive a potential variable second installment payment calculated as certain portion of the future gross profits from commercial sales made by this customer.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The second installment payment represents variable consideration because the amount of consideration to which the Group is entitled depends on future events, including the customer’s subsequent commercial sales of the relevant products and the determination of the related gross profits. Accordingly, the Group determines the transaction price as the fixed first installment payment plus the variable second installment payment to the extent that it is probable that a significant revenue reversal will not occur when settling with the customer subsequently.

For the six months ended June 30, 2025 and 2026, total net revenues earned from the variable second installment payment arrangement, represented 12.4% and 7.8% of total revenue from Xiaomi, respectively. These amounts consist of two components: (i) amounts determined through monthly settlements with this customer, for which the uncertainty has been resolved, and (ii) estimated second installment consideration for unsettled units as of the respective reporting dates.

b)	Sales to third-party customers, including: sales to leading e-commerce platforms and offline stores; and sales to customers directly through the online platforms operated by Xiaomi, third parties and the Group.

The Group recognizes revenue for the sales to third-party customers in accordance with the applicable revenue recognition method for each of the distinct performance obligation identified. Sales of products is recognized upon acceptance by customers after delivery. Installation services revenues are recognized when the services are rendered.

- Sales to leading e-commerce platforms and offline experience stores

Pursuant to the contracts between the Group and the leading e-commerce platforms/offline experience stores (“e-commerce platforms and stores”), the e-commerce platforms and stores have legal title and physical possession of the products upon acceptance and they would bear the risk of loss due to physical damage before the products are transferred and accepted by end customers. The e-commerce platforms and stores are responsible for delivering the products to end customers and can direct the use of the products and obtain the remaining benefits from the products by reselling the products. The e-commerce platforms and stores have flexibility in determining the retail sales price within relatively broad price range set by the Group. Based on these indicators, the Group determined the e-commerce platforms and stores (as opposed to the end customers) as its customers according to ASC 606-10-55-39. The Group recognizes revenue equal to the sales price to the e-commerce platforms and stores when control of the inventory is transferred.

- Sales to customers directly through the online platforms operated by Xiaomi, third parties and the Group

Under the cooperation agreements entered between the Group and online platforms, the platforms’ responsibilities are limited to offering an online marketplace, while the Group is primarily obligated in a sales transaction and takes inventory risk and has latitude in determining prices. The platforms charged the Group commission fees at pre-determined amounts or a fixed rate based on the sales amounts. Commission fees are recognized as selling expenses. The Group determined the end customers (as opposed to the platforms) as its customers and recognizes revenue equal to the sales price to the end customers when control of the inventory is transferred.

- Rendering of services

The Group provides installation service to end customers for designated Viomi-branded products without separate charge. The installation service is considered being distinct and accounted for as a separate performance obligation. The Group expects to be entitled to a breakage amount in the contract liabilities related to installation services. The Group estimates the breakage portion based on historical customers’ requests and recognizes estimated breakage as revenue in proportion to the pattern of rights exercised by end customers on a semi-annually basis.

The Group allocates the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling price. The standalone selling price of the products is determined based on adjusted market assessment approach, while the standalone selling price of the installation services is determined using a cost-plus margin approach.

2)	Sales returns and sales incentives

For sales to leading e-commerce platforms, the Group estimates sales returns and sales incentives as variable consideration in determining the transaction price. Based on historical information and other relevant evidence, the Group recognizes revenue only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur. For the six months ended June 30, 2025 and 2026, the expected sales return was RMB474 and RMB789, respectively. Accordingly, the Group recognizes an expected return asset of RMB63 and RMB401 and a refund liability of RMB129 and RMB892 as of December 31, 2025 and June 30, 2026, respectively. The Group updates its estimates of expected returns and sales incentives at each reporting period. The expected return asset is presented and assessed for impairment separately from the refund liability.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Further, the Group might provide various consideration to the e-commerce platforms, such as gross margin guarantee, advertising and promotion fees, in the form of cash, or directly reducing amounts owed to the Group by the e-commerce platforms. The Group evaluates each type of incentives or fees to be paid in accordance with ASC 606 and reduces the transaction price for the sale of products by the amount of various consideration payable to the e-commerce platforms considering that the Group either does not receive any service from the e-commerce platforms or cannot elect to engage another vendor to provide similar advertising services on a standalone basis.

For sales through online platforms, end customers have an unconditional right to return products purchased through online platforms within 7 days. The Group bases its estimates of sales returns on historical results and recognizes revenue net of estimated sales returns and sales incentives.

3)	Warranty

The Group offers product warranty pursuant to standard product quality required by consumer protection law. Such warranties are accounted for in accordance with ASC 460 Guarantees. At the time revenue is recognized, an estimate of warranty expenses is recorded and recognized as cost of revenues.

4)	Value added taxes

Value added taxes (“VAT”) on sales is calculated at 13% after April 1, 2019. The Group reports revenue net of VAT. Subsidiaries and VIEs that are VAT general taxpayers are allowed to offset qualified VAT paid against their output VAT liabilities.

5)	Contract balances

Key customers, including Xiaomi and third-party customers, are entitled to a credit term. The expected length of time between the products being transferred to customers and when they pay for those products is short. There is no difference between the amount of promised consideration and the cash selling price of the promised products. Therefore, the Group concludes that the contracts with these key customers generally do not include a significant financing component.

The Group does not have contract assets as of December 31, 2025 and June 30, 2026. Contract liabilities consist of deferred revenue related to the Group’s provision of installation services, where there is still an obligation to be fulfilled by the Group. The contract liabilities will be recognized as revenue when all of the revenue recognition criteria are met.

As of December 31, 2025 and June 30, 2026, deferred revenue were RMB416 and RMB3,028, respectively. During the six months ended June 30, 2025 and 2026, the Group recognized revenue of installation services amounted to RMB1,864 and RMB416, respectively, that was included in the corresponding contract liability balance at the beginning of the years. The Group expects to recognize RMB3,028 of the unearned amount for the Group’s remaining performance obligations related to installation services in the next 12 months. During the six months ended June 30, 2025 and 2026, the Group does not have any arrangement where the performance obligations have already been satisfied in the past period, but the corresponding revenue is only recognized in a later period.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(h)	Current expected credit losses

The Group’s accounts and notes receivable and other receivables from related parties and third parties are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related accounts and notes receivable and other receivables based on their credit rating. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers and industry-specific factors that could impact the Group’s receivables. Additionally, macroeconomic factors are also considered. This is assessed at each period based on the Group’s specific facts and circumstances. For the six months ended June 30, 2025, and 2026, the Group recorded expected credit losses of RMB11,565 and RMB1,792, respectively in general and administrative expenses. As of December 31, 2025 and June 30, 2026, the expected credit loss provision for the accounts and notes receivable and other receivables is RMB6,750 and RMB5,334, respectively. The decrease is primarily attributable to the reversal of allowance for expected credit loss.

The following table summarizes the activity in the allowance for credit losses related to accounts and notes receivable and other receivables from related parties for the six months ended June 30, 2025, and 2026:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Balance at beginning of the period	10,965	6,750
Current period provision	11,874	2,007
Reversals	(309)	(215)
Write off	(2,083)	(3,208)
Balance at end of the period	20,447	5,334

(i)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income (loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive income (loss). The Group did not recognize any interest and penalties associated with uncertain tax positions for the six months ended June 30, 2025 and 2026. As of December 31, 2025 and June 30, 2026, the Group did not have any significant unrecognized uncertain tax positions.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(j)	Statutory reserves

The Company’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIEs registered as Chinese domestic company must make appropriations from its annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund are a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

The appropriations to statutory reserve funds amounted to nil and RMB3 during the six months ended June 30, 2025 and 2026. Statutory reserve funds amounting to RMB39,010 and RMB39,013 were recognized in additional paid-in capital as of December 31, 2025 and June 30, 2026, respectively.

(k)	Income (Loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(l)	Recently issued accounting pronouncements

Recently issued accounting pronouncements adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Group adopted ASU No. 2023-09 from the annual period beginning from January 1, 2025. The adoption of this standard did not have a material impact to its unaudited condensed consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient for all entities related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606. The standard is effective for annual periods beginning after December 15, 2025. Early adoption of ASU 2025-05 is permitted and should be applied prospectively. The Group adopted this guidance effective January 1, 2026. The adoption of this standard did not have a material impact to its unaudited condensed consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures. This ASU requires entities to 1. disclose amounts of (a) purchase of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and, (e) depreciation, depletion, and amortization recognized as part of oil-and gas-producing activities, 2. include certain amounts that are already required to be disclosed under current Generally Accepted Accounting Principles in the same disclosures as other disaggregation requirements, 3. disclose a qualitative description of the amounts remaining in relevant expense captions that are not necessarily disaggregated quantitatively, and 4. disclose the total amount of selling expenses, in annual reporting periods, an entity’s definition of selling expense. The ASU is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Additionally, in January 2025, the FASB issued ASU No. 2025-01 to clarify the effective date of ASU 2024-03. The standard provides guidance to expand disclosures related to the disaggregation of income statement expenses. The standard requires, in the notes to the financial statements, disclosure of specified information about certain costs and expenses which includes purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense caption. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. The Group plans to adopt this guidance effective January 1, 2027 and the Group is currently evaluating the impact of adopting this ASU on its unaudited condensed consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (Topic 326): Purchased Loans (ASU 2025-08). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods, and the Group is currently evaluating the impact of adopting this ASU on its unaudited condensed consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (ASU 2025-10), introducing U.S. GAAP guidance on the accounting for government grants for business entities. The new standard closely aligns with International Accounting Standard (IAS) 20, Accounting for Government Grants and Disclosure of Government Assistance, covering monetary and tangible nonmonetary assets received from governments while excluding exchange transactions. ASU 2025-10 is effective for annual periods beginning after December 15, 2028 (including interim periods within) and one year later for all other entities, with early adoption permitted. The Group is currently evaluating the impact of adopting this ASU on its unaudited condensed consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s unaudited condensed consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its unaudited condensed consolidated financial condition, results of operations, cash flows, or disclosures.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)